Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 3,517,512	₩ 3,154,080
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	463,041	577,689
Trade, net [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 3,054,471	₩ 2,576,391